United
                         High Income
                         Fund, Inc.

                         ANNUAL
                         REPORT
                         ----------------------------------------
                         For the fiscal year ended March 31, 2000

     MANAGER'S LETTER
     -----------------------------------------------------------------
     MARCH 31, 2000

     Dear Shareholder:

          This report relates to the operation of United High Income Fund for the fiscal year ended March 31, 2000. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

          The Federal Reserve raised interest rates five times in the past year. In August, after the second increase, investors became defensive, raising cash, which widened out spreads to Treasuries. The default rate rose as well, which added to investors' intolerance for risk. As a result of the high returns achieved by many Nasdaq stocks, a significant amount of investor money went out of high-yield mutual funds and into the equity market. Also, the main buyers in the high-yield market last year were the structured products known as collateralized bond obligations. By the end of 1999, the cash in these CBOs had been invested, leaving very few large buyers to support the market. These factors caused downward pressure on high-yield bond prices.

          During the past year, we have attempted to upgrade the quality of the Fund's portfolio by selling smaller issues and potential credit risks. We have been redirecting the Fund's portfolio into shorter duration, higher coupon callable securities. This has been done in anticipation of higher interest rates.

          The strategies and techniques we applied resulted in the Fund nearly matching the Lipper High Current Yield Fund Universe Average for the fiscal year and outperforming the Salomon Brothers High Yield Market Index, as charted on the following page. The Lipper index reflects the universe of funds with similar investment objectives. The Salomon Brothers High Yield Market Index reflects the performance of securities that generally represent the high-yield bond market. This index replaces the Salomon Brothers High Yield Composite Index in this year's report. We believe that the new index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund invests. Both indexes are presented in this year's report for comparison purposes.

          As we begin a new fiscal year, we continue to see a lot of cash leaving the high-yield market. Investors are nervous as they watch the correction in the Nasdaq market and are continuing to buy defensive issues. On the other hand, the CBO bid is starting to come back and yields available on high-yield bonds have improved. Nevertheless, we believe that the market will continue to be choppy until we see an end to the interest rate hikes by the Fed. We intend to continue holding our defensive securities for the near term while monitoring the economy for signs of slowing.

          Thank you very much for your continued support and confidence in our organization.


     Respectfully,
     Louise D. Rieke
     Manager, United High Income Fund, Inc.

Comparison of Change in Value of $10,000 Investment in
                   United High Income Fund, Inc., Class A Shares,
                      Salomon Brothers High Yield Market Index,
                     Salomon Brothers High Yield Composite Index
               and the Lipper High Current Yield Fund Universe Average

                                                                Lipper
                    United       Salomon        Salomon           High
                    High        Brothers       Brothers        Current
                    Income          High           High          Yield
                    Fund, Inc.,    Yield          Yield           Fund
                    Class         Market      Composite       Universe
                    A Shares       Index          Index        Average
                    --------- ----------     ----------     ----------
     03/31/90 Purchase             9,425         10,000         10,000
          10,000
     03/31/91        9,666        11,270         11,400         10,583
     03/31/92       12,732        14,424         14,674         13,621
     03/31/93       14,607        16,765         17,196         15,749
     03/31/94       15,878        18,178         18,612         17,407
     03/31/95       16,421        19,418         19,818         17,693
     03/31/96       18,747        22,297         23,055         20,303
     03/31/97       20,799        24,771         25,615         22,632
     03/31/98       24,550        28,771         30,182         26,504
     03/31/99       24,967        29,072         30,693         26,076
     03/31/00       24,805        28,379         29,565         26,184

     ===== United High Income Fund, Class A Shares* -- $24,805
     ..... Salomon Brothers High Yield Market Index - $28,379
     ***** Salomon Brothers High Yield Composite Index - $29,565
     ----- Lipper High Current Yield Fund Universe Average -- $26,184


     *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.



                          Average Annual Total Return+
                         Class A    Class B   Class C   Class Y
                    ----------------------------------------------
     Year Ended
        3/31/00          -6.36%     N/A       N/A       -0.39%
     5 Years Ended
        3/31/00           7.32%     N/A       N/A       N/A
     10 Years Ended
        3/31/00           9.51%     N/A       N/A       N/A
     Since inception of
        Class** through
        3/31/00           N/A       -3.25%    -0.32%    7.24%

      *Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges of 5% and 1%, respectively. Total returns reflect share price appreciation, including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
     **10/4/99 for Class B shares, 10/4/99 for Class C shares and 1/4/96 for
       Class Y shares (the date on which shares were first acquired by shareholders).

     Past performance is not predictive of future performance. Indexes are unmanaged.

     SHAREHOLDER SUMMARY
     --------------------------------------------------------------
     UNITED HIGH INCOME FUND, INC.

     PORTFOLIO STRATEGY:
     Invests generally in       OBJECTIVE:   To seek a high level of
     High-Risk, High-Yield                   current income as its
     Fixed Income Securities                 primary goal, with a
                                             secondary goal of
                                             capital growth when
                                             consistent with its
     Maximum 20% Common Stock                primary goal.

                                 STRATEGY:   Invests primarily in a diversified
                                             portfolio of high-yield, high-risk,
                                             fixed income securities.  The Fund
                                             may invest up to 20% of its total
                                             assets in common stock in order to
                                             seek capital growth.

                                  FOUNDED:   1979

             SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

     PERFORMANCE SUMMARY -- Class A Shares

                PER SHARE DATA
     For the Fiscal Year Ended March 31, 2000
     ----------------------------------------
     DIVIDENDS PAID                  $0.79
                                     =====
     NET ASSET VALUE ON
        3/31/00                     $ 8.54
        3/31/99                       9.39
                                    ------
     CHANGE PER SHARE               $(0.85)
                                    ======

     Past performance is not necessarily indicative of future results.

                                TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
     Period                                 Sales Load*    Sales Load**
     ------                                 -----------    ------------
     1-year period ended 3-31-00                -6.36%         -0.65%
     5-year period ended 3-31-00                 7.32%          8.60%
     10-year period ended 3-31-00                9.51%         10.16%

      *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     PORTFOLIO HIGHLIGHTS

     On March 31, 2000, United High Income Fund, Inc. had net assets totaling $831,214,302 invested in a diversified portfolio of:

      82.87%  Corporate Debt Securities
       8.53%  Common and Preferred Stocks and Warrants
       7.23%  Cash and Cash Equivalents
       1.37%  Other Government Security

     As a shareholder of United High Income Fund, Inc., for every $100 you had invested on March 31, 2000, your Fund owned:

      $46.39  Transportation, Communication, Electric
                and Sanitary Services Bonds
       14.80  Services Bonds
       14.35  Manufacturing Bonds
        8.53  Common and Preferred Stocks and Warrants
        7.23  Cash and Cash Equivalents
        5.51  Wholesale and Retail Trade Bonds
        1.82  Miscellaneous Bonds
        1.37  Other Government Security

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000
                                                 Shares          Value
     COMMON AND PREFERRED STOCKS AND WARRANTS
     Business Services - 0.52%
      Clear Channel Communications, Inc.* .. 57,865 $ 3,996,302 Cybernet Internet Services International,
        Inc., Warrants (A)* .................     3,250        325,000
        Total ...............................                4,321,302

     Cable and Other Pay Television Services - 0.06%
      Adelphia Communications Corporation,
        13.0% Preferred .....................     5,000        540,000

     Chemicals and Allied Products - 1.17%
      Smith International, Inc.*  ...........   125,000      9,687,500

     Communication - 1.83%
      Allegiance Telecom, Inc., Warrants (A)*     7,000      1,050,000
      Crown Castle International Corp.*  ....    60,000      2,270,625
      IXC Communications, Inc.,
        12.5% Preferred .....................     1,357      1,397,710
      IntelCom Group Inc., Warrants (A)*  ...    20,625        618,750
      Intermedia Communications Inc.,
        13.5% Preferred* ....................     7,510      7,210,084
      OnePoint Communications Corp.,
        Warrants (A)* .......................     4,000         80,000
      Primus Telecommunications Group, Incorporated,
        Warrants* ...........................     5,000        310,000
      VersaTel Telecom International N.V.,
        Warrants (A)* .......................     3,750      2,250,000
        Total ...............................               15,187,169

     Electric, Gas and Sanitary Services - 0.00%
      Consolidated Hydro, Inc.,
        Class B Warrants* ...................     7,578             15
      Consolidated Hydro, Inc.,
        Class C Warrants* ...................     4,919             10
        Total ...............................                       25

     Electronic and Other Electric Equipment - 0.41%
      Level 3 Communications, Inc.*  ........    30,000      3,171,562
      Metricom Inc, Warrants*  ..............     4,000        200,000
        Total ...............................                3,371,562

     Food and Kindred Products - 0.57%
      Keebler Foods Company  ................   166,500      4,776,469

     Nondepository Institutions - 0.39%
      California Federal Preferred Capital
        Corporation, 9.125% Preferred .......   150,000      3,281,250

     Oil and Gas Extraction - 0.51%
      Burlington Resources Incorporated  ....   115,000      4,255,000


                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                                 Shares          Value
     COMMON AND PREFERRED STOCKS AND
      WARRANTS (Continued)
     Paper and Allied Products - 0.14%
      SF Holdings Group, Inc., Class C (A)*       1,890   $         19
      SF Holdings Group, Inc.,
        13.75% Preferred ....................       200        910,000
      SF Holdings Group, Inc.,
        13.75% Preferred (A)* ...............        60        271,430
        Total ...............................                1,181,449

     Petroleum and Coal Products - 1.06%
      Exxon Mobil Corporation  ..............    65,000      5,057,812
      Royal Dutch Petroleum Company,
        NY Shares ...........................    65,000      3,741,563
        Total ...............................                8,799,375

     Printing and Publishing - 0.42%
      PRIMEDIA Inc., 10% Preferred  .........    35,000      3,526,250

     Radio and Television Broadcasting Stations - 0.71%
      Infinity Broadcasting Corporation,
        Class A* ............................   180,000      5,827,500

     Radio Telephone Communications - 0.74%
      Microcell Telecommunications Inc.,
        Warrants (A)* .......................    58,000      5,214,548
      Powertel, Inc., Warrants*  ............    16,000        928,000
        Total ...............................                6,142,548

     TOTAL COMMON AND PREFERRED STOCKS
      AND WARRANTS - 8.53%                                $ 70,897,399
      (Cost: $54,026,370)

                                              Principal
                                              Amount in
                                              Thousands
     CORPORATE DEBT SECURITIES
     Agricultural Production - Crops - 0.33%
      Hines Horticulture, Inc.,
        11.75%, 10-15-05 ....................   $ 2,750      2,763,750

     Amusement and Recreation Services - 3.44%
      Aztar Corporation,
        8.875%, 5-15-07 .....................     1,500      1,357,500
      Hollywood Park, Inc.,
        9.25%, 2-15-07 ......................     4,000      3,940,000
      Mohegan Tribal Gaming Authority,
        8.75%, 1-1-09 .......................     4,250      3,984,375
      Premier Parks Inc.:
        9.25%, 4-1-06 .......................     2,000      1,860,000
        9.75%, 6-15-07 ......................     5,000      4,712,500

                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Amusement and Recreation Services (Continued)
      Station Casinos, Inc.:
        10.125%, 3-15-06 ....................   $ 2,500   $  2,518,750
        8.875%, 12-1-08 .....................     7,650      7,038,000
      YankeeNets LLC,
        12.75%, 3-1-07 (A) ..................     3,500      3,220,000
        Total ...............................               28,631,125

     Auto Repair, Services and Parking - 0.59%
      Avis Rent A Car, Inc.,
        11.0%, 5-1-09 .......................     5,000      4,925,000

     Automotive Dealers and Service Stations - 0.35%
      TravelCenters of America, Inc.,
        10.25%, 4-1-07 ......................     3,000      2,880,000

     Business Services - 4.78%
      Adams Outdoor Advertising Limited Partnership,
        10.75%, 3-15-06 .....................     5,000      5,100,000
      Coinmach Corporation,
        11.75%, 11-15-05 ....................     6,620      6,289,000
      Cybernet Internet Services
        International, Inc.,
        14.0%, 7-1-09 .......................     3,250      2,600,000
      Lamar Advertising Company:
        9.625%, 12-1-06 .....................     3,000      3,000,000
        8.625%, 9-15-07 .....................     1,500      1,417,500
      National Equipment Services, Inc.,
        10.0%, 11-30-04 .....................    11,500     10,905,625
      PSINet, Inc.:
        10.0%, 2-15-05 ......................     7,500      7,087,500
        10.5%, 12-1-06 (A) ..................     3,500      3,360,000
        Total ...............................               39,759,625

     Cable and Other Pay Television Services - 8.25%
      Adelphia Communications Corporation:
        10.25%, 7-15-00 .....................     2,250      2,250,000
        9.25%, 10-1-02 ......................     3,000      2,970,000
        10.5%, 7-15-04 ......................     4,000      4,040,000
      CSC Holdings, Inc.,
        8.125%, 8-15-09 .....................     4,000      4,032,600
      Charter Communications Holdings, LLC
        and Charter Communications Holdings
        Capital Corporation,
        8.625%, 4-1-09 ......................     9,000      7,920,000

                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000
                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Cable and Other Pay Television Services (Continued)
      Classic Cable, Inc.,
        9.375%, 8-1-09 ......................   $ 3,250   $  3,006,250
      Comcast UK Cable Partners Limited,
        0.0%, 11-15-07 (B) ..................     9,000      8,550,000
      Diamond Cable Communications Plc,
        0.0%, 12-15-05 (B) ..................    15,500     14,802,500
      FrontierVision Holdings, L.P.,
        11.0%, 10-15-06 .....................     5,000      5,112,500
      Renaissance Media Group LLC,
        0.0%, 4-15-08 (B) ...................     5,000      3,300,000
      Telewest Communications plc:
        0.0% 10-1-07 (B) ....................     3,250      3,038,750
        0.0%, 4-15-09 (A)(B) ................     2,500      1,412,500
      United International Holdings, Inc.,
        0.0%, 2-15-08 (B) ...................    12,000      8,100,000
        Total ...............................               68,535,100

     Chemicals and Allied Products - 0.48%
      Chattem, Inc.,
        8.875%, 4-1-08 ......................     1,000        855,000
      Sterling Chemicals, Inc.,
        12.375%, 7-15-06 ....................     3,000      3,097,500
        Total ...............................                3,952,500

     Communication - 19.70%
      Alestra, S. de R.L. de C.V.,
        12.625%, 5-15-09 ....................     6,500      6,516,250
      Allegiance Telecom, Inc.,
        0.0%, 2-15-08 (B) ...................     8,550      6,070,500
      Concentric Network Corporation,
        12.75%, 12-15-07 ....................     4,000      4,180,000
      Crown Castle International Corp.:
        0.0%, 5-15-11 (B) ...................    11,000      6,297,500
        9.0%, 5-15-11 .......................     4,000      3,680,000
      EchoStar DBS Corporation,
        9.375%, 2-1-09 ......................    15,500     14,957,500
      Global Crossing Holdings Ltd.,
        9.5%, 11-15-09 (A) ..................     4,500      4,320,000
      Hyperion Telecommunications, Inc.:
        0.0%, 4-15-03 (B) ...................    10,750      9,890,000
        12.25%, 9-1-04 ......................     2,000      2,060,000
        12.0%, 11-1-07 ......................     2,500      2,512,500
      ICG Holdings, Inc.,
        0.0%, 9-15-05 (B) ...................     6,250      5,843,750
      ICG Services, Inc.,
        0.0%, 5-1-08 (B) ....................     4,000      2,160,000


                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Communication (Continued)
      ITC /\ DeltaCom, Inc.:
        11.0%, 6-1-07 .......................   $ 5,250   $  5,328,750
        8.875%, 3-1-08 ......................     2,400      2,232,000
        9.75%, 11-15-08 .....................     3,000      2,925,000
      Intermedia Communications of Florida, Inc.,
        0.0%, 5-15-06 (B)....................     4,500      4,196,250
      Jazztel p.l.c.,
        13.25%, 12-15-09 (A)(C) .............  EUR3,500      3,401,519
      Leap Wireless International,
        Inc., Units,
        12.5%, 4-15-10 (A)(D) ...............   $ 4,750      4,750,000
      MetroNet Communications Corp.,
        0.0%, 6-15-08 (B) ...................     7,000      5,592,720
      NEXTLINK Communications, Inc.:
        9.625%, 10-1-07 .....................     2,250      2,058,750
        10.75%, 6-1-09 ......................     2,500      2,400,000
      ONO Finance Plc,
        13.0%, 5-1-09 .......................     3,500      3,640,000
      OnePoint Communications Corp.,
        14.5%, 6-1-08 .......................     4,000      2,600,000
      Primus Telecommunications Group, Incorporated:
        11.75%, 8-1-04 ......................     5,000      4,825,000
        12.75%, 10-15-09 ....................     2,500      2,437,500
      Qwest Communications International Inc.,
        0.0%, 10-15-07 (B) ..................     2,750      2,312,860
      RSL Communications, Ltd.,
        10.5%, 11-15-08 .....................    11,000      9,405,000
      Rhythms NetConnections Inc.:
        12.75%, 4-15-09 .....................     4,000      3,400,000
        14.0%, 2-15-10 (A) ..................     5,000      4,350,000
      Rogers Cablesystems Limited,
        10.0%, 12-1-07 ......................     3,555      3,706,087
      SpectraSite Holdings, Inc.,
        0.0%, 3-15-10 (A)(B) ................    10,750      5,321,250
      Time Warner Telecom LLC and Time
        Warner Telecom Inc.,
        9.75%, 7-15-08 ......................     4,250      4,165,000
      VersaTel Telecom B.V.,
        11.875%, 7-15-09 ....................     2,000      1,965,000
      VersaTel Telecom International N.V.,
        13.25%, 5-15-08 .....................     3,750      3,834,375
      Viatel, Inc.,
        11.5%, 3-15-09 ......................     3,000      2,700,000

                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Communication (Continued)
      Winstar Communications, Inc.:
        0.0%, 10-15-05 (B) ..................   $ 4,250   $  4,377,500
        0.0%, 4-15-10 (A)(B) ................       725        340,750
        12.75%, 4-15-10 (A) .................     3,127      3,033,190
        Total ...............................              163,786,501

     Depository Institutions - 0.30%
      Sovereign Bancorp, Inc.,
        10.25%, 5-15-04 .....................     2,500      2,515,575

     Eating and Drinking Places - 1.56%
      Domino's, Inc.,
        10.375%, 1-15-09 ....................     5,000      4,575,000
      Foodmaker, Inc.,
        8.375%, 4-15-08 .....................     7,250      6,642,812
      NE Restaurant Company, Inc.,
        10.75%, 7-15-08 .....................     2,000      1,722,500
        Total ...............................               12,940,312

     Electric, Gas and Sanitary Services - 0.66%
      El Paso Electric Company,
        9.4%, 5-1-11 ........................     5,000      5,463,600

     Electronic and Other Electric Equipment - 2.26%
      Alamosa PCS Holdings, Inc.,
        0.0%, 2-15-10 (B) ...................     4,500      2,182,500
      Covad Communications Group, Inc.,
        12.0%, 2-15-10 (A) ..................     4,000      3,560,000
      Elgar Holdings, Inc.,
        9.875%, 2-1-08 ......................     4,000      1,960,000
      Level 3 Communications, Inc.:
        11.0%, 3-15-08 (A) ..................     4,000      3,840,000
        9.125%, 5-1-08 ......................     2,000      1,720,000
        0.0%, 12-1-08 (B) ...................     5,500      3,176,250
      Metricom, Inc.,
        13.0% 2-15-10 .......................     3,000      2,340,000
        Total ...............................               18,778,750

     Fabricated Metal Products - 0.50%
      AXIA Incorporated,
        10.75%, 7-15-08 .....................     1,600      1,232,000
      Neenah Corporation,
        11.125%, 5-1-07 .....................     3,250      2,900,625
        Total ...............................                4,132,625


                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Food and Kindred Products - 0.86%
      B & G Foods, Inc.,
        9.625%, 8-1-07 ......................   $ 4,500   $  3,622,500
      Pilgrim's Pride Corporation,
        10.875%, 8-1-03 .....................     3,500      3,500,000
        Total ...............................                7,122,500

     Food Stores - 0.55%
      Big V Supermarkets, Inc.,
        11.0%, 2-15-04 ......................     5,000      4,550,000

     Furniture and Fixtures - 0.51%
      Sealy Mattress Company,
        0.0%, 12-15-07 (B) ..................     6,000      4,245,000

     Health Services - 2.11%
      Abbey Healthcare Group Incorporated,
        9.5%, 11-1-02 .......................     8,500      8,181,250
      Columbia/HCA Healthcare Corporation,
        7.25%, 5-20-08 ......................     2,250      1,996,875
      Extendicare Health Services, Inc.,
        9.35%, 12-15-07 .....................     2,000      1,080,000
      IASIS Healthcare Corporation,
        13.0%, 10-15-09 (A) .................     3,750      3,721,875
      Tenet Healthcare Corporation,
        8.625%, 1-15-07 .....................     2,750      2,591,875
        Total ...............................               17,571,875

     Holding and Other Investment Offices - 0.61%
      Grupo Industrial Durango, S.A. de C.V.,
        12.625%, 8-1-03 .....................     5,000      5,062,500

     Hotels and Other Lodging Places - 3.41%
      CapStar Hotel Company,
        8.75%, 8-15-07 ......................     2,500      2,175,000
      Coast Hotels and Casinos, Inc.,
        9.5%, 4-1-09 ........................     5,000      4,600,000
      HMH Properties, Inc.,
        7.875%, 8-1-08 ......................    12,000     10,020,000
      Lodgian Financing Corp.,
        12.25%, 7-15-09 .....................     6,000      5,295,000
      Prime Hospitality Corp.:
        9.25%, 1-15-06 ......................     4,000      3,880,000
        9.75%, 4-1-07 .......................     2,500      2,381,250
        Total ...............................               28,351,250

                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Industrial Machinery and Equipment - 0.89%
      American Standard Inc.,
        9.25%, 12-1-16 ......................   $ 1,099   $  1,079,768
      Anchor Lamina Inc. and Anchor Lamina America, Inc.,
        9.875%, 2-1-08 ......................     1,500      1,123,125
      Terex Corporation,
        8.875%, 4-1-08 ......................     6,000      5,220,000
        Total ...............................                7,422,893

     Insurance Carriers - 0.36%
      LifePoint Hospitals Holdings, Inc.,
        10.75%, 5-15-09 .....................     3,000      3,015,000

     Miscellaneous Retail - 1.18%
      Frank's Nursery & Crafts, Inc.,
        10.25%, 3-1-08 ......................     5,650      1,695,000
      Michaels Stores, Inc.,
        10.875%, 6-15-06 ....................     7,800      8,102,250
        Total ...............................                9,797,250

     Motion Pictures - 0.46%
      AMC Entertainment Inc.,
        9.5%, 3-15-09 .......................     3,500      1,785,000
      Regal Cinemas, Inc.,
        9.5%, 6-1-08 ........................     4,500      2,002,500
        Total ...............................                3,787,500

     Oil and Gas Extraction - 0.22%
      Canadian Forest Oil Co. Ltd.,
        8.75%, 9-15-07 ......................     2,000      1,840,000

     Paper and Allied Products - 2.17%
      APP China Group Limited, Units,
        14.0%, 3-15-10 (A)(E) ...............     3,250      2,778,750
      Buckeye Cellulose Corporation,
        8.5%, 12-15-05 ......................     2,750      2,626,250
      Container Corporation of America,
        11.25%, 5-1-04 ......................     3,500      3,543,750
      Mail-Well I Corporation,
        8.75%, 12-15-08 .....................     5,000      4,375,000
      SF Holdings Group, Inc.,
        0.0%, 3-15-08 (B) ...................     5,750      3,090,625
      Sweetheart Cup Company, Inc.,
        10.5%, 9-1-03 .......................     1,725      1,638,750
        Total ...............................               18,053,125


                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Petroleum and Coal Products - 0.53%
      Building Materials Corporation of America,
        8.0%, 12-1-08 .......................   $ 5,000   $  4,393,750

     Primary Metal Industries - 1.53%
      Commonwealth Aluminum Corporation,
        10.75%, 10-1-06 .....................     3,000      2,985,000
      ISG Resources, Inc.,
        10.0%, 4-15-08 ......................     3,000      2,692,500
      WCI Steel, Inc.,
         10.0%, 12-1-04 .....................     1,000        985,000
      Wheeling-Pittsburgh Corporation,
        9.25%, 11-15-07 .....................     6,750      6,041,250
        Total ...............................               12,703,750

     Printing and Publishing - 0.77%
      Perry-Judd's Incorporated,
        10.625%, 12-15-07 ...................       750        594,375
      World Color Press, Inc.,
        8.375%, 11-15-08 ....................     6,250      5,835,063
        Total ...............................                6,429,438

     Radio and Television Broadcasting Stations - 6.41%
      ACME Television, LLC,
        0.0%, 9-30-04 (B) ...................     7,400      6,586,000
      Allbritton Communications Company,
        9.75%, 11-30-07 .....................     4,500      4,230,000
      American Radio Systems Corporation,
        9.0%, 2-1-06 ........................     3,250      3,310,937
      Chancellor Media Corporation,
        9.0%, 10-1-08 .......................     4,000      4,000,000
      Chancellor Media Corporation of Los Angeles,
        8.0%, 11-1-08 .......................     8,500      8,372,500
      Citadel Broadcasting Company,
        9.25%, 11-15-08 .....................     2,000      1,865,000
      LIN Holdings Corp.,
        0.0%, 3-1-08 (B) ....................     7,000      4,322,500
      LIN Television Corporation,
        8.375%, 3-1-08 ......................     5,900      5,133,000
      Rogers Communications Inc.,
        9.125%, 1-15-06 .....................     7,500      7,462,500
      Salem Communications Corporation,
        9.5%, 10-1-07 .......................     3,425      3,185,250
      Spanish Broadcasting System, Inc.,
        9.625%, 11-1-09 .....................     2,500      2,412,500
      Susquehanna Media Co.,
        8.5%, 5-15-09 .......................     2,500      2,387,500
        Total ...............................               53,267,687

                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Radio Telephone Communications - 8.23%
      GT Group Telecom, Inc., Unit,
        0.0%, 2-1-10 (A)(B)(F) ..............   $ 6,250   $  3,500,000
      Intercel, Inc.,
        0.0%, 2-1-06 (B) ....................     5,000      4,537,500
      Microcell Telecommunications Inc.,
        0.0%, 6-1-06 (B) ....................    10,000      8,850,000
      Nextel Communications, Inc.:
        0.0%, 9-15-07 (B) ...................     7,500      5,475,000
        0.0%, 2-15-08 (B) ...................     6,400      4,320,000
      Nextel International, Inc.,
        0.0%, 4-15-08 (B) ...................    12,500      7,750,000
      Nextel Partners, Inc.,
        0.0%, 2-1-09 (B) ....................    13,000      8,320,000
      Powertel, Inc.,
        11.125%, 6-1-07 .....................     1,500      1,552,500
      Sprint Spectrum L.P.,
        0.0%, 8-15-06 (B) ...................    12,000     11,485,080
      Teligent, Inc.,
        11.5%, 12-1-07 ......................     2,000      1,800,000
      Tritel PCS, Inc.,
        0.0%, 5-15-09 (B) ...................     4,750      2,945,000
      Triton PCS, Inc.,
        0.0%, 5-1-08 (B) ....................     3,000      2,062,500
      US Unwired Inc.,
        0.0%, 11-1-09 (A)(B) ................     2,000      1,070,000
      VoiceStream Wireless Corporation,
        10.375%, 11-15-09 (A) ...............     4,750      4,726,250
        Total ...............................               68,393,830

     Railroad Transportation - 0.31%
      TFM, S.A. de C.V.,
        0.0%, 6-15-09 (B) ...................     3,500      2,555,000

     Rubber and Miscellaneous Plastics Products - 1.44%
      Globe Manufacturing Corp.,
        10.0%, 8-1-08 .......................     3,750      1,500,000
      Graham Packaging Company and GPC Capital Corp. I,
        8.75%, 1-15-08 ......................     2,500      2,025,000
      Graham Packaging Holdings Company,
        0.0%, 1-15-09 (B) ...................     1,250        687,500
      Home Products International, Inc.,
        9.625%, 5-15-08 .....................     6,500      5,915,000
      LDM Technologies, Inc.,
        10.75%, 1-15-07 .....................     2,500      1,875,000
        Total ...............................               12,002,500


                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Textile Mill Products - 1.13%
      Anvil Knitwear, Inc.,
        10.875%, 3-15-07 ....................   $ 3,500   $  2,905,000
      Consoltex Group Inc.,
        11.0%, 10-1-03 ......................     7,000      6,370,000
      Glenoit Corporation,
        11.0%, 4-15-07 ......................       575        132,250
        Total ...............................                9,407,250

     Transportation by Air - 1.30%
      Atlas Air, Inc.,
        9.375%, 11-15-06 ....................    11,500     10,838,750

     Transportation Equipment - 1.28%
      Federal-Mogul Corporation,
        7.875%, 7-1-10 ......................     7,000      5,701,500
      Westinghouse Air Brake Company (The),
        9.375%, 6-15-05 .....................     5,000      4,907,500
        Total ...............................               10,609,000

     Transportation Services - 0.57%
      Railworks Corporation,
        11.5%, 4-15-09 ......................     5,000      4,725,000

     Trucking and Warehousing - 0.97%
      Iron Mountain Incorporated,
        10.125%, 10-1-06 ....................     2,500      2,437,500
      Pierce Leahy Corp.,
        9.125%, 7-15-07 .....................     6,000      5,625,000
        Total ...............................                8,062,500

     Wholesale Trade - Durable Goods - 1.21%
      AAi.Fostergrant, Inc.,
        10.75%, 7-15-06 .....................       500        152,500
      Federal Data Corporation,
        10.125%, 8-1-05 .....................     2,500      1,700,000
      Heafner (J.H.) Company, Inc. (The),
        10.0%, 5-15-08 ......................     8,500      6,927,500
      WESCO Distribution, Inc.,
        9.125%, 6-1-08 ......................     1,500      1,305,000
        Total ...............................               10,085,000


                  See Notes to Schedule of Investments on page 18.

     THE INVESTMENTS OF
     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

                                              Principal
                                              Amount in
                                              Thousands          Value

     CORPORATE DEBT SECURITIES (Continued)
     Wholesale Trade - Nondurable Goods - 0.66%
      Amscan Holdings, Inc.,
        9.875%, 12-15-07 ....................   $ 3,400   $  2,868,750
      Core-Mark International, Inc.,
        11.375%, 9-15-03 ....................     2,800      2,611,000
        Total ...............................                5,479,750

     TOTAL CORPORATE DEBT SECURITIES - 82.87%             $688,836,561
      (Cost: $738,842,602)

     OTHER GOVERNMENT SECURITY - 1.37%
     Mexico
      United Mexican States,
        9.75%, 4-6-05 .......................    11,000   $ 11,412,500
      (Cost: $10,996,198)

     TOTAL SHORT-TERM SECURITIES - 3.32%                  $ 27,569,780
      (Cost: $27,569,780)

                                            Face Amount
                                           in Thousands

     UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.01%
      Euro Dollar, 5-30-00 (C)  .............  EUR1,750   $     66,150

     TOTAL INVESTMENT SECURITIES - 96.10%                 $798,782,390
      (Cost: $831,434,950)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.90%      32,431,912

     NET ASSETS - 100.00%                                 $831,214,302


                  See Notes to Schedule of Investments on page 18.

     UNITED HIGH INCOME FUND, INC.
     MARCH 31, 2000

     Notes to Schedule of Investments
      *No income dividends were paid during the preceding 12 months.
     (A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2000, the value of these securities amounted to $66,515,831 or 8.00% of net assets.
     (B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
     (C)  Traded in a foreign currency.
     (D) Each unit of Leap Wireless International, Inc. consists of one 12.5% senior note due 2010 and one warrant to purchase common stock.
     (E) Each unit of APP China Group Limited consists of one 14% guaranteed senior discount note due 2010 and one warrant to purchase ordinary shares of Asia Pulp & Paper Company Ltd.
     (F) Each unit of GT Group Telecom, Inc. consists of $1,000 principal amount of 13.25% senior discount notes due 2010 and one warrant to purchase 4.9106 Class B non-voting shares.


     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

     UNITED HIGH INCOME FUND, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     MARCH 31, 2000
     (In Thousands, Except for Per Share Amounts)
     Assets
      Investment securities -- at value
        (Notes 1 and 3) ...............................       $798,782
      Cash   ..........................................              2
      Receivables:
        Investment securities sold ....................         29,047
        Dividends and interest ........................         17,092
        Fund shares sold ..............................            564
      Prepaid insurance premium  ......................             56
      Other  ..........................................              5
                                                              --------
         Total assets  ................................        845,548
                                                              --------
     Liabilities
      Payable for investment securities purchased  ....         10,577
      Payable to Fund shareholders  ...................          3,412
      Accrued service fee (Note 2)  ...................            165
      Accrued transfer agency and dividend
        disbursing (Note 2) ...........................            150
      Accrued management fee (Note 2)  ................             14
      Accrued distribution fee (Note 2)  ..............              9
      Accrued accounting services fee (Note 2)  .......              7
                                                              --------
         Total liabilities  ...........................         14,334
                                                              --------
           Total net assets ...........................       $831,214
                                                              ========
     Net Assets
      $1.00 par value capital stock
        Capital stock .................................       $ 97,294
        Additional paid-in capital ....................        873,688
      Accumulated undistributed income (loss):
        Accumulated undistributed net investment income            984
        Accumulated undistributed net realized
         loss on investment transactions  .............       (108,095)
        Net unrealized depreciation in value of
         investments  .................................        (32,657)
                                                              --------
         Net assets applicable to outstanding
           units of capital ...........................       $831,214
                                                              ========
     Net asset value per share (net assets divided
      by shares outstanding)
      Class A  ........................................          $8.54
      Class B  ........................................          $8.54
      Class C  ........................................          $8.54
      Class Y  ........................................          $8.54
     Capital shares outstanding
      Class A  ........................................         96,693
      Class B  ........................................            310
      Class C  ........................................             47
      Class Y  ........................................            244
     Capital shares authorized ........................        500,000
                         See notes to financial statements.
     UNITED HIGH INCOME FUND, INC.
     STATEMENT OF OPERATIONS
     For the Fiscal Year Ended MARCH 31, 2000
     (In Thousands)
     Investment Income
      Income (Note 1B):
        Interest and amortization .......................      $88,826
        Dividends .......................................        2,302
                                                               -------
         Total income  ..................................       91,128
                                                               -------
      Expenses (Note 2):
        Investment management fee .......................        5,601
        Service fee:
         Class A ........................................        2,214
         Class B ........................................            2
         Class C ........................................          ---*
        Transfer agency and dividend disbursing:
         Class A ........................................        1,491
         Class B ........................................            2
         Class C ........................................          ---*
        Distribution fee:
         Class A ........................................          133
         Class B ........................................            5
         Class C ........................................            1
        Accounting services fee .........................           86
        Custodian fees ..................................           21
        Audit fees ......................................           19
        Legal fees ......................................           13
        Shareholder servicing - Class Y .................            4
        Other ...........................................          218
                                                               -------
         Total expenses  ................................        9,810
                                                               -------
           Net investment income ........................       81,318
                                                               -------
     Realized and Unrealized Loss on
      Investments (Notes 1 and 3)
      Realized net loss on securities  ..................      (55,152)
      Realized net gain on forward currency contracts  ..           27
      Realized net gain on foreign currency transactions            14
                                                               -------
        Realized net loss on investments ................      (55,111)
                                                               -------
      Unrealized depreciation in value of securities
        during the period ...............................      (30,658)
      Unrealized appreciation in value of open forward
        currency contracts during the period ............           66
                                                               -------
        Unrealized depreciation in value of
         investments during the period  .................      (30,592)
                                                               -------
         Net loss on investments  .......................      (85,703)
                                                               -------
           Net decrease in net assets resulting
            from operations  ............................      $(4,385)
                                                               =======
     *Not shown due to rounding.

See notes to financial statements.

     UNITED HIGH INCOME FUND, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     (In Thousands)

                                             For the fiscal year ended
                                                    March 31,
                                         -----------------------------
                                               2000           1999
     Decrease in Net Assets              -------------- --------------
      Operations:
        Net investment income ..........     $   81,318     $   88,331
        Realized net gain (loss) on
         investments  ..................        (55,111)         6,301
        Unrealized depreciation ........        (30,592)      (78,843)
                                             ----------     ----------
         Net increase (decrease) in net assets
           resulting from operations ...         (4,385)        15,789
                                             ----------     ----------
      Dividends to shareholders from
        net investment income (Note 1D):*
        Class A ........................        (82,674)       (86,920)
        Class B ........................            (47)           ---
        Class C ........................            (10)           ---
        Class Y ........................           (232)          (261)
                                             ----------     ----------
                                                (82,963)       (87,181)
                                             ----------     ----------
      Capital share transactions
        (Note 5) .......................        (92,717)       (22,419)
                                             ----------     ----------
            Total decrease  ............       (180,065)       (93,811)
     Net Assets
      Beginning of period  .............      1,011,279      1,105,090
                                             ----------     ----------
      End of period, including undistributed
        net investment income of $984
        and $2,588, respectively .......     $  831,214     $1,011,279
                                             ==========     ==========
                    *See "Financial Highlights" on pages 22 - 25.
                         See notes to financial statements.

     UNITED HIGH INCOME FUND, INC.
     FINANCIAL HIGHLIGHTS
     Class A Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:

                                   For the fiscal year ended March 31,
                                   -----------------------------------
                                    2000   1999    1998   1997    1996
                                  ------ ------  ------ ------  ------
     Net asset value,
      beginning of period          $9.39 $10.04  $ 9.25  $9.09   $8.70
                                  ------ ------  ------  -----   -----
     Income from investment
      operations:
      Net investment
        income ..........           0.78   0.81    0.82   0.80    0.79
      Net realized and
        unrealized gain
        (loss) on
        investments .....          (0.84) (0.66)   0.79   0.16    0.40
                                  ------ ------  ------  -----   -----
     Total from investment
      operations  .......          (0.06)  0.15    1.61   0.96    1.19
                                  ------ ------  ------  -----   -----
     Less dividends
      from net
      investment income .          (0.79) (0.80)  (0.82) (0.80)  (0.80)
                                  ------ ------  ------  -----   -----
     Net asset value,
      end of period  ....          $8.54 $ 9.39  $10.04  $9.25   $9.09
                                  ====== ======  ======  =====   =====
     Total return* ......          -0.65%  1.70%  18.03% 10.94%  14.16%
     Net assets, end
      of period (in
      millions)  ........           $826 $1,009  $1,102   $983    $972
     Ratio of expenses to
      average net assets            1.04%  0.94%   0.84%  0.89%   0.85%
     Ratio of net investment
      income to average
      net assets  .......           8.65%  8.44%   8.38%  8.68%   8.74%
     Portfolio turnover
      rate  .............          41.55% 53.19%  63.40% 53.17%  41.67%

        *Total return calculated without taking into account the sales load deducted on an initial purchase.

                         See notes to financial statements.

     UNITED HIGH INCOME FUND, INC.
     FINANCIAL HIGHLIGHTS
     Class B Shares
     For a Share of Capital Stock Outstanding
     Throughout The Period:

                                 For the
                                  period
                                    from
                                10/4/99*
                                 through
                                 3/31/00
                                 -------
     Net asset value,
      beginning of period                 $8.84
                                   ----
     Income from investment
      operations:
      Net investment income                0.36
      Net realized and
        unrealized loss
        on investments ..          (0.30)
                                   ----
     Total from investment
      operations  .......           0.06
                                   ----
     Less dividends from
      net investment
      income  ...........          (0.36)
                                   ----
     Net asset value,
      end of period  ....          $8.54
                                   ====
     Total return .......           0.61%
     Net assets, end of
      period (in
      millions)  ........             $3
     Ratio of expenses to
      average net assets                   1.96%**
     Ratio of net investment
      income to average
      net assets  .......           7.79%**
     Portfolio turnover
      rate  .............          41.55%**

         *Commencement of operations.
        **Annualized.


                         See notes to financial statements.

     UNITED HIGH INCOME FUND, INC.
     FINANCIAL HIGHLIGHTS
     Class C Shares
     For a Share of Capital Stock Outstanding
     Throughout The Period:

                                 For the
                                  period
                                    from
                                10/4/99*
                                 through
                                 3/31/00
                                 -------
     Net asset value,
      beginning of period                 $8.84
                                   ----
     Income from investment
      operations:
      Net investment income                0.36
      Net realized and
        unrealized loss
        on investments ..          (0.30)
                                   ----
     Total from investment
      operations  .......           0.06
                                   ----
     Less dividends from
      net investment
      income  ...........          (0.36)
                                   ----
     Net asset value,
      end of period  ....          $8.54
                                   ====
     Total return .......           0.65%
     Net assets, end of
      period (000
      omitted)  .........           $404
     Ratio of expenses to
      average net assets                   1.91%**
     Ratio of net investment
      income to average
      net assets  .......           7.88%**
     Portfolio turnover
      rate  .............          41.55%**

         *Commencement of operations.
        **Annualized.

                         See notes to financial statements.

     UNITED HIGH INCOME FUND, INC.
     FINANCIAL HIGHLIGHTS
     Class Y Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:


                                                               For the
                                                                period
                                          For the fiscal          from
                                       year ended March 31,    1/4/96*
                                   --------------------------- through
                                    2000   1999    1998   1997 3/31/96
                                   -----  -----   -----  ----- -------
     Net asset value,
      beginning of period          $9.39 $10.04  $ 9.25  $9.10   $9.19
                                  ------ ------  ------  -----   -----
     Income from investment
      operations:
      Net investment
        income ..........           0.81   0.83    0.82   0.81    0.20
      Net realized and
        unrealized gain (loss)
        on investments ..          (0.84) (0.66)   0.79   0.15   (0.10)
                                  ------ ------  ------  -----   -----
     Total from investment
      operations ........          (0.03)  0.17    1.61   0.96    0.10
                                  ------ ------  ------  -----   -----
     Less dividends from
      net investment
      income ............          (0.82) (0.82)  (0.82) (0.81)  (0.19)
                                  ------ ------  ------  -----   -----
     Net asset value,
      end of period .....          $8.54  $9.39  $10.04  $9.25   $9.10
                                  ====== ======  ======  =====   =====
     Total return .......          -0.39%  1.90%  18.13% 11.07%   1.00%
     Net assets, end of
      period (in
      millions)  ........             $2     $2      $3     $3      $2
     Ratio of expenses
      to average net
      assets  ...........           0.79%  0.74%   0.77%  0.77%   0.80%+
     Ratio of net
      investment income
      to average net
      assets  ...........           8.91%  8.62%   8.46%  8.78%   8.55%+
     Portfolio
      turnover rate  ....          41.55% 53.19%  63.40% 53.17%  41.67%+

      *Commencement of operations.
       +Annualized.

                         See notes to financial statements.

     UNITED HIGH INCOME FUND, INC.
     NOTES TO FINANCIAL STATEMENTS
     MARCH 31, 2000

     NOTE 1 -- Significant Accounting Policies

          United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

     C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.
          See Note 4 -- Federal Income Tax Matters.

     D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At March 31, 2000, $27,475 was reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions. Also, $114,024,403 was reclassified between additional paid-in capital and accumulated undistributed net realized gain on investment transactions. Net investment income, net realized gains and net assets were not affected by this change.


          The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management and Payments to Affiliated Persons

          The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million; 0.60% of net assets over $500 million and up to $1 billion; 0.55% of net assets over $1 billion and up to $1.5 billion; and 0.50% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

          Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

          The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                               Accounting Services Fee
                       Average
                    Net Asset Level           Annual Fee
               (all dollars in millions) Rate for Each Level
               ------------------------- -------------------
               From $    0 to $   10           $      0
               From $   10 to $   25           $ 10,000
               From $   25 to $   50           $ 20,000
               From $   50 to $  100           $ 30,000
               From $  100 to $  200           $ 40,000
               From $  200 to $  350           $ 50,000
               From $  350 to $  550           $ 60,000
               From $  550 to $  750           $ 70,000
               From $  750 to $1,000           $ 85,000
                    $1,000 and Over            $100,000

          For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

          As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $581,523. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $548,324 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

          A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. The purpose of the deferred sales charge is to compensate W&R for the costs incurred by W&R in connection with the sale of Fund shares.

          With respect to Class B shares, the amount of the CDSC will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the first calendar year of investment, 5%; the second calendar year, 4%; the third calendar year, 3%; the fourth calendar year, 3%; the fifth calendar year, 2%; the sixth calendar year, 1% and thereafter, 0%.

          If Class C shares are sold within 12 months of buying these shares, a 1% CDSC will be imposed.

          The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended March 31, 2000, W&R received $271 in deferred sales charges from Class C shares. No CDSC fees were received from Class B shares.

          Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

          Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

          The Fund paid Directors' fees of $34,314, which are included in other expenses.

          W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Investment Security Transactions

          Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $355,174,961, while proceeds from maturities and sales aggregated $451,840,150. Purchases of short-term securities aggregated $9,493,364,298, while proceeds from maturities and sales aggregated $9,538,896,000. No U.S. Government securities were bought or sold during the period ended March 31, 2000.

          For Federal income tax purposes, cost of investments owned at March 31, 2000 was $831,434,950, resulting in net unrealized depreciation of $32,718,710, of which $27,908,386 related to appreciated securities and $60,627,096 related to depreciated securities.

     NOTE 4 -- Federal Income Tax Matters

          For Federal income tax purposes, the Fund realized capital losses of $40,878,811 during its fiscal year ended March 31, 2000, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $87,104,067 at March 31, 2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows:
     $17,962,753 at March 31, 2003; $20,841,730 at March 31, 2004; $7,420,773 at
     March 31, 2005; and $40,878,811 at March 31, 2008.

          Internal Revenue Code regulations permits the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through March 31, 2000, the Fund incurred net capital losses of $20,990,651, which have been deferred to the fiscal year ending March 31, 2001. In addition, during the year ending March 31, 2000, the Fund recognized post-October losses of $6,717,770 that had been deferred from the year ended March 31, 1999.


     NOTE 5 -- Multiclass Operations

          The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

          Transactions in capital stock are summarized below. Amounts are in thousands.

                                   For the fiscal
                               year ended March 31,
                            --------------------------
                                2000           1999
                            ------------  ------------
     Shares issued from sale
      of shares:
      Class A  ............       11,205        11,212
      Class B .............          321           ---
      Class C .............           51           ---
      Class Y  ............           65           244
     Shares issued from
      reinvestment of dividends:
      Class A  ............        7,881         7,730
      Class B .............            5           ---
      Class C .............            1           ---
      Class Y  ............           26            27
     Shares redeemed:
      Class A  ............      (29,870)      (21,193)
      Class B .............          (16)          ---
      Class C .............           (5)          ---
      Class Y  ............         (122)         (317)
                                  ------        ------
     Decrease in
      outstanding capital
      shares ..............      (10,458)       (2,297)
                                  ======        ======
     Value issued from sale
      of shares:
      Class A  ............     $100,747      $107,437
      Class B .............        2,822           ---
      Class C .............          453           ---
      Class Y  ............          591         2,313
     Value issued from
      reinvestment of dividends:
      Class A  ............       70,485        73,752
      Class B .............           42           ---
      Class C .............            6           ---
      Class Y  ............          233           261
     Value redeemed:
      Class A  ............     (266,830)     (203,166)
      Class B .............         (141)          ---
      Class C .............          (43)          ---
      Class Y  ............       (1,082)       (3,016)
                                --------      --------
     Decrease in outstanding
      capital  ............     $(92,717)     $(22,419)
                                ========      ========

      INDEPENDENT AUDITORS' REPORT

     The Board of Directors and Shareholders,
     United High Income Fund, Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the "Fund") as of March 31, 2000, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United High Income Fund, Inc. as of March 31, 2000, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with accounting principles generally accepted in the United States of America.




     Deloitte & Touche LLP
     Kansas City, Missouri
     May 5, 2000

     INCOME TAX INFORMATION

     The amounts of the dividends below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which the dividends were received or reinvested.

                             PER-SHARE AMOUNTS REPORTABLE AS:
               ---------------------------------------------------------
                         For Individuals           For Corporations
                       -------------------------------------------------------
       Record         OrdinaryLong-Term                 Non- Long-Term
         Date    Total  IncomeCapital GainQualifyingQualifyingCapital Gain
     ----------- -------------   -------- ----------------------------
                                       Class A
     04-14-99   $0.066 $0.0660       $---  $0.0019   $0.0641      $---
     05-12-99    0.066   .0660        ---    .0018     .0642       ---
     06-09-99    0.066   .0660        ---    .0018     .0642       ---
     07-14-99    0.066   .0660        ---    .0018    .00642       ---
     08-11-99    0.066   .0660        ---    .0018     .0642       ---
     09-15-99    0.066   .0660        ---    .0018     .0642       ---
     10-13-99    0.066   .0660        ---    .0018     .0642       ---
     11-10-99    0.066   .0660        ---    .0018     .0642       ---
     12-15-99    0.076   .0760        ---    .0021     .0739       ---
     01-12-00    0.064   .0640        ---    .0019     .0621       ---
     02-09-00    0.062   .0620        ---    .0019     .0601       ---
     03-15-00    0.063   .0630        ---    .0019     .0611       ---
                ------ -------       ----  -------   -------      ----
     Total      $0.793 $0.7930       $---  $0.0223   $0.7707      $---
                ====== =======       ====  =======   =======      ====

                                       Class B
     10-13-99    0.064 $0.0640       $---  $0.0018   $0.0622      $---
     11-10-99    0.059   .0590        ---    .0016     .0574       ---
     12-15-99    0.066   .0660        ---    .0018     .0642       ---
     01-12-00    0.057   .0570        ---    .0017     .0553       ---
     02-09-00    0.055   .0550        ---    .0016     .0534       ---
     03-15-00    0.057   .0570        ---    .0017     .0553       ---
                ------ -------       ----  -------   -------      ----
     Total      $0.358 $0.3580       $---  $0.0102   $0.3478      $---
                ====== =======       ====  =======   =======      ====

                                       Class C
     10-13-99    0.064 $0.0640       $---  $0.0018   $0.0622      $---
     11-10-99    0.059   .0590        ---    .0016     .0574       ---
     12-15-99    0.066   .0660        ---    .0018     .0642       ---
     01-12-00    0.059   .0590        ---    .0018     .0572       ---
     02-09-00    0.057   .0570        ---    .0017     .0553       ---
     03-15-00    0.056   .0560        ---    .0017     .0543       ---
                ------ -------       ----  -------   -------      ----
     Total      $0.361 $0.3610       $---  $0.0104   $0.3506      $---
                ====== =======       ====  =======   =======      ====

                                       Class Y
     04-14-99   $0.068 $0.0680       $---  $0.0019   $0.0661      $---
     05-12-99    0.068   .0680        ---    .0019     .0661       ---
     06-09-99    0.067   .0670        ---    .0019     .0651       ---
     07-14-99    0.068   .0680        ---    .0019     .0661       ---
     08-11-99    0.068   .0680        ---    .0019     .0661       ---
     09-15-99    0.069   .0690        ---    .0019     .0671       ---
     10-13-99    0.068   .0680        ---    .0019     .0661       ---
     11-10-99    0.068   .0680        ---    .0019     .0661       ---
     12-15-99    0.077   .0770        ---    .0021     .0749       ---
     01-12-00    0.066   .0660        ---    .0020     .0640       ---
     02-09-00    0.064   .0640        ---    .0019     .0621       ---
     03-15-00    0.066   .0660        ---    .0020     .0640       ---
                ------ -------       ----  -------   -------      ----
     Total      $0.817 $0.8170       $---  $0.0232   $0.7938      $---
                ====== =======       ====  =======   =======      ====

     CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

     The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

     Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

     Shareholder Meeting Results

     A special meeting of United High Income Fund, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

     Item 1.        To elect the Board of Directors:

                                                        Broker
                                     For    Withhold   Non-Votes*
     J. Concannon             57,974,650   1,869,908       0
     J. Dillingham            57,977,336   1,867,222       0
     D. Gardner               57,905,684   1,938,874       0
     L. Graves                57,916,592   1,927,966       0
     J. Harroz Jr.            57,907,482   1,937,076       0
     J. Hayes                 57,899,583   1,944,975       0
     R. Hechler               57,958,897   1,885,661       0
     H. Herrmann              57,972,426   1,872,132       0
     G. Johnson               57,852,041   1,992,517       0
     W. Morgan                57,935,210   1,909,348       0
     R. Reimer                57,934,954   1,909,604       0
     F. Ross                  57,975,377   1,869,181       0
     E. Schwartz              57,968,247   1,876,311       0
     K. Tucker                57,967,298   1,877,260       0
     F. Vogel                 57,996,599   1,847,959       0

     Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year:

                                                        Broker
                        For      Against     Abstain   Non-Votes*
                 56,903,782      358,312   2,582,464       0

     Item 3. To approve or disapprove the amendment to the Fund's investment management agreement with Waddell & Reed Investment Management Company:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 54,289,302    2,559,616   2,948,203     47,437

     Item 4. To approve or disapprove the amendment of the Fund's policy regarding securities lending:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 53,949,874    1,794,628   4,052,619     47,437

     Item 5. To approve or disapprove the Fund's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 53,170,375    1,732,604   4,940,873       706

     *Broker Non-Votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

     DIRECTORS
     Keith A. Tucker, Overland Park, Kansas, Chairman of the Board James M. Concannon, Topeka, Kansas
     John A. Dillingham, Kansas City, Missouri
     David P. Gardner, San Mateo, California
     Linda K. Graves, Topeka, Kansas
     Joseph Harroz, Jr., Norman, Oklahoma
     John F. Hayes, Hutchinson, Kansas
     Robert L. Hechler, Overland Park, Kansas
     Henry J. Herrmann, Overland Park, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     Ronald C. Reimer, Mission Hills, Kansas
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Frederick Vogel III, Milwaukee, Wisconsin

     OFFICERS
     Robert L. Hechler, President
     Henry J. Herrmann, Vice President
     John M. Holliday, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Louise D. Rieke, Vice President
     Kristen A. Richards, Vice President and Secretary
     Daniel C. Schulte, Vice President




     This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.




     To all traditional IRA Planholders:

     As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

     The United Group of Mutual Funds

     United Accumulative Fund
     United Asset Strategy Fund, Inc.
     United Bond Fund
     United Cash Management, Inc.
     United Continental Income Fund, Inc.
     United Government Securities Fund, Inc.
     United High Income Fund, Inc.
     United High Income Fund II, Inc.
     United Income Fund
     United International Growth Fund, Inc.
     United Municipal Bond Fund, Inc.
     United Municipal High Income Fund, Inc.
     United New Concepts Fund, Inc.
     United Retirement Shares, Inc.
     United Science and Technology Fund
     United Small Cap Fund, Inc.
     United Tax-Managed Equity Fund, Inc.
     United Vanguard Fund, Inc.

















     FOR MORE INFORMATION:
     Contact your representative, or your
     local office as listed on your
     Account Statement, or contact:
       WADDELL & REED
       CUSTOMER SERVICE
       6300 Lamar Avenue
       P.O. Box 29217
       Shawnee Mission, KS  66201-9217
       (888)-WADDELL
       (888)-923-3355

     Our INTERNET address is:
       http://www.waddell.com

     NUR1009A(3-00)

     printed on recycled paper